Stock-Based Compensation - Summary of Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Share-based Payment Arrangement [Abstract]
Number of Shares, Outstanding, Beinnging Balance	64,000	100,000	95,000
Number of Shares, Granted	20,000	20,000	29,000
Number of Shares, Cancelled or expired	(12,000)	(56,000)	(24,000)
Number of Shares, Outstanding, Ending Balance	72,000	64,000	100,000
Number of Shares, Exercisable, Ending Balance	53,000	40,000
Weighted-Average Exercise Price, Outstanding, Beinnging Balance	$ 113.63	$ 173.10	$ 210.00
Weighted-Average Exercise Price, Granted	5.53	5.89	25.20
Weighted-Average Exercise Price, Cancelled or expired	90.93	182.37	142.20
Weighted-Average Exercise Price, Outstanding, Ending Balance	87.50	113.63	$ 173.10
Weighted-Average Exercise Price, Exercisable, Ending Balance	$ 115.12	$ 170.52
Weighted-Average Remaining Contractual Term, Outstanding, Beinnging Balance (in years)	7 years 5 months 23 days	5 years 8 months 12 days	6 years 11 months 15 days
Weighted-Average Remaining Contractual Term, Outstanding, Ending Balance (in years)	7 years 8 months 16 days	7 years 5 months 23 days	5 years 8 months 12 days
Weighted-Average Remaining Contractual Term, Exercisable, Ending Balance (in years)	7 years 2 months 27 days	6 years 7 months 17 days
Aggregate Intrinsic Value, Outstanding, Beinnging Balance	$ 24		$ 4
Aggregate Intrinsic Value, Outstanding, Ending Balance		24
Aggregate Intrinsic Value, Exercisable, Ending Balance		$ 10